OTHER INCOME AND EXPENSES, NET	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
OTHER INCOME AND EXPENSES, NET	OTHER INCOME AND EXPENSES, NET

	For the year ended December 31,
	2022	2021	2020
Other Expense
Remeasurement of contingent consideration (note 29.9.1)	—	(4,694)	(2,431)
Impairment of cryptocurrencies (note 16)	(1,017)	(80)	—
Fixed and intangibles assets derecognition and disposals	(1,632)	(579)	(680)
Other	(293)	(182)	(84)
Subtotal	(2,942)	(5,535)	(3,195)

Other Income
Remeasurement of call/put option over non-controlling interest	180	—	—
Remeasurement at FV of investment in associates (note 12.2)	—	1,538	—
Remeasurement of contingent consideration (note 29.9.1)	967	—	—
Gain from sale of financial instrument	—	—	800
Other	1,400	628	508
Subtotal	2,547	2,166	1,308
Total	(395)	(3,369)	(1,887)